Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Accrued Interest Swap Loss	$ 0	$ 30
Accrued audit fees	77	82
Other accruals	5,552	3,262
Insurance deductibles	104	64
Other payables	81	59
Total	$ 5,814	$ 3,497